Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

Note 26 Provisions

Provisions as of December 31, 2020

	Social Security Costs on
	Share-Based Payment	Contingent Consideration	Other Provisions	Provisions Net
Opening balance	175	—	—	175
Provisions for the year	4,797	50,614	1,443	56,855
Exchange differences	—	(1,645)	(24)	(1,669)
Total	4,972	48,969	1,419	55,361

Provisions as of December 31, 2019

	Social Security Costs on	Contingent
	Share-Based Payment	Consideration	Other Provisions	Provisions Net
Opening balance	—	—	—	—
Provisions for the year	175	—	—	175
Total	175	—	—	175

Social Security Costs on Share-Based Payment

Refers to social security costs related to share-based payment. There is uncertainty as to when social security costs for share-based payments will be paid in the future, and what amount they will ultimately be adjusted to as it is dependent on market values at the time when performance shares are used.

Contingent Consideration

In connection with the business combination of Genkyotex SA, the Group has undertaken to make potential future milestone payments relating to contingent consideration, provided that future regulatory approvals or marketing authorizations regarding setanaxib are obtained. The transaction stipulates the following contingent consideration:

•	Milestone 1: EUR 30.0 million if Genkyotex is granted the right to commercially manufacture, market and sell setanaxib in the United States by the FDA.
•	Milestone 2: EUR 15.0 million if Genkyotex is granted the right to commercially manufacture, market and sell setanaxib in the European Union by the European Commission.
•

Milestone 3: EUR 10.0 million if Genkyotex is, by the FDA or European Commission, granted the right to commercially manufacture, market and sell setanaxib in the United States or European Union for the treatment of IPF or Type 1 Diabetes.

The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy. Contingent consideration is recognized as a financial liability in the consolidated statements of financial position, which is revalued at fair value each reporting period. Any revaluation gains and losses are recognized in the consolidated statements of income. The contingent consideration has been computed in accordance with the present value method and the probability has been taken into account if and when the various milestones will occur. The calculations are based on a discount rate of 10.0 percent. The most significant input affecting the valuation of the contingent consideration is the company’s estimate of the probability of the milestones being reached.

Parent Company
Provisions
Provisions

Note 20 Provisions

	December 31,
	2020	2019
Opening balance	175	—
Provisions for the year	4,797	175
Total	4,972	175

For additional information on Provisions in the Parent Company, see Note 26 Provisions in the Group.